Mineral property, plant and equipment (Details) - USD ($) $ in Thousands		3 Months Ended
		Nov. 30, 2025	Aug. 31, 2025
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		$ 89,312	$ 87,493
Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	3,306	3,194
Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		45,775	46,775
Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		34,518	31,587
Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,436	1,535
Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	4,017	4,151
Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[4]	260	251
Total [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		89,312	$ 87,493
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		99,066
Depreciation		3,377
Mineral property, plant and equipment		102,443
Gross carrying amount [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]	3,194
Depreciation	[1]	112
Mineral property, plant and equipment	[1]	3,306
Gross carrying amount [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		52,918
Depreciation
Mineral property, plant and equipment		52,918
Gross carrying amount [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		34,510
Depreciation		3,105
Mineral property, plant and equipment		37,615
Gross carrying amount [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	3,044
Depreciation	[2]	38
Mineral property, plant and equipment	[2]	3,082
Gross carrying amount [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	5,047
Depreciation	[3]	108
Mineral property, plant and equipment	[3]	5,155
Gross carrying amount [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[4]	353
Depreciation	[4]	14
Mineral property, plant and equipment	[4]	367
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		11,573
Depreciation		1,558
Mineral property, plant and equipment		13,131
Accumulated depreciation and amortisation [member] | Exploration And Evaluation Expenditures [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[1]
Depreciation	[1]
Mineral property, plant and equipment	[1]
Accumulated depreciation and amortisation [member] | Mining property [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		6,143
Depreciation		1,000
Mineral property, plant and equipment		7,143
Accumulated depreciation and amortisation [member] | Processing Plant And Related Infrastructure [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment		2,923
Depreciation		174
Mineral property, plant and equipment		3,097
Accumulated depreciation and amortisation [member] | Machinery [member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[2]	1,509
Depreciation	[2]	137
Mineral property, plant and equipment	[2]	1,646
Accumulated depreciation and amortisation [member] | Rightofuse Asset [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[3]	896
Depreciation	[3]	242
Mineral property, plant and equipment	[3]	1,138
Accumulated depreciation and amortisation [member] | Other [Member]
IfrsStatementLineItems [Line Items]
Mineral property, plant and equipment	[4]	102
Depreciation	[4]	5
Mineral property, plant and equipment	[4]	$ 107

[1]	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
[2]	Includes construction in progress of $6.1 million (August 31, 2025 - $3.7 million).
[3]	Includes automotive and computer equipment and software.
[4]	Includes leasehold improvements.